                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:_____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FSI Group, LLC
Address:          441 Vine Street
                  Suite 1300
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John M. Stein
Title:            President
Phone:            (513) 746-2200

Signature, Place, and Date of Signing:

/s/ John M. Stein       Cincinnati, Ohio        November 7, 2008
-----------------       ----------------        ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                                       -1-

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                -0-
                                          -----------
Form 13F Information Table Entry Total:            33
                                          -----------
Form 13F Information Table Value Total:   $    74,343
                                          -----------
                                          (thousands)

List of Other Included Managers:          None

                                       -2-
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
COLUMN 1                       COLUMN 2        COLUMN 3   COLUMN 4                COLUMN 5             COLUMN 6     COLUMN 7
----------------------------------------------------------------------------------------------------------------------------
Name of Issuer                 Title of Class  CUSIP      FMV (000's)  SH or PRN    SH\PRN  PUT\ CALL  Inv. Discr.  Oth Mgrs
----------------------------------------------------------------------------------------------------------------------------
BCSB BANCORP                   COM             055367106        1,815      173,498  SH                 Sole
CITIGROUP INC                  COM             172967101        2,051      100,000  SH                 Sole
CITIZENS REPUBLIC BANCORP      COM             174420109        2,809      911,900  SH                 Sole
CITIZENS COMMUNITY BANCORP     COM             174903104        1,319      181,863  SH                 Sole
DIME BANCORP INC NEW           Warrants        25429Q110           19      210,000  SH                 Sole
DANVERS BANCORP INC            COM             236442109        3,156      247,540  SH                 Sole
FLAGSTAR BANCORP               COM             337930101        3,506    1,176,542  SH                 Sole
FTI CONSULTING INC             COM             302941109        2,780       38,488  SH                 Sole
FIRST FRANKLIN CORP            COM             320272107          262       40,274  SH                 Sole
FIRST FINANCIAL NORTHWEST      COM             32022K102          969       93,898  SH                 Sole
FIDELITY NATIONAL INFORMATION  COM             31620M106        1,009       54,674  SH                 Sole
WINTHROP REALTY TRUST          SH BEN INT      976391102          927      237,661  SH                 Sole
GENERAL GROWTH PROPERTIES      COM             370021107        2,265      150,000  SH                 Sole
GOLDMAN SACHS GROUP            COM             38141G104        4,749       37,100  SH                 Sole
HOME FEDERAL BANCORP           COM             43710G105        4,116      322,847  SH                 Sole
LEGACY BANCORP INC             CLA             52463G105          477       35,314  SH                 Sole
LENDER PROCESSING SERVICES     COM             52602E102          834       27,337  SH                 Sole
MORGAN STANLEY                 COM             617446448        2,300      100,000  SH                 Sole
NESS TECHNOLOGIES INC          COM             64104X108        1,681      146,582  SH                 Sole
PATRIOT NATIONAL BANCORP       COM             70336F104          620       52,763  SH                 Sole
UNITED FINANCIAL BANCORP       COM             91030T109        3,255      219,193  SH                 Sole
PEOPLES COMMUNITY              COM             71086E107          671      432,183  SH                 Sole
MACKINAC FINANCIAL CORP        COM             554571109        1,792      340,000  SH                 Sole
JMP GROUP INC                  COM             46629U107          699      133,333  SH                 Sole
AMERISERV FINANCIAL INC        COM             03074A102        5,472    2,180,000  SH                 Sole
COMMONWEALTH BANCSHARES        COM             202736104        6,354  447,776.735  SH                 Sole
SOUTHERN NATIONAL BANCORP      COM             843395104        1,674      202,950  SH                 Sole
TIDELANDS BANCSHARES           COM             886374107        1,953      300,000  SH                 Sole
COMMUNITY BANKERS TRUST        COM             203612106        2,272      568,000  SH                 Sole
GREAT FLORIDA CLASS A          CLA             390528107        4,522    1,103,000  SH                 Sole
FIRST KEYSTONE FINANCIAL       COM             320655103        1,994      221,515  SH                 Sole
MAIDEN HOLDINGS LTD            SHS             G5753U112        5,220    1,200,000  SH                 Sole
BANCORP INC                    COM             05969A105          801      160,146  SH                 Sole

COLUMN 1                               COLUMN 8
--------------------------------------------------------------
Name of Issuer                Sole         Shared  None
--------------------------------------------------------------
BCSB BANCORP                      173,498
CITIGROUP INC                     100,000
CITIZENS REPUBLIC BANCORP         911,900
CITIZENS COMMUNITY BANCORP        181,863
DIME BANCORP INC NEW              210,000       -     -
DANVERS BANCORP INC               247,540
FLAGSTAR BANCORP                1,176,542
FTI CONSULTING INC                 38,488
FIRST FRANKLIN CORP                40,274
FIRST FINANCIAL NORTHWEST          93,898
FIDELITY NATIONAL INFORMATION      54,674       -     -
WINTHROP REALTY TRUST             237,661
GENERAL GROWTH PROPERTIES         150,000
GOLDMAN SACHS GROUP                37,100
HOME FEDERAL BANCORP              322,847
LEGACY BANCORP INC                 35,314
LENDER PROCESSING SERVICES         27,337       -     -
MORGAN STANLEY                    100,000
NESS TECHNOLOGIES INC             146,582
PATRIOT NATIONAL BANCORP           52,763
UNITED FINANCIAL BANCORP          219,193
PEOPLES COMMUNITY                 432,183
MACKINAC FINANCIAL CORP           340,000
JMP GROUP INC                     133,333
AMERISERV FINANCIAL INC         2,180,000
COMMONWEALTH BANCSHARES       447,776.735
SOUTHERN NATIONAL BANCORP         202,950
TIDELANDS BANCSHARES              300,000
COMMUNITY BANKERS TRUST           568,000
GREAT FLORIDA CLASS A           1,103,000
FIRST KEYSTONE FINANCIAL          221,515
MAIDEN HOLDINGS LTD             1,200,000
BANCORP INC                       160,146